Condensed Balance Sheets - USD ($)	Mar. 31, 2016	Dec. 31, 2015
Current assets
Cash	$ 11,309	$ 272,666
Prepaid expenses	97,825	96,506
Other receivables	69,464	69,464
Total current assets	178,598	438,636
Cash held in Trust Account - restricted	200,079,361	200,009,918
Total assets	200,257,959	200,448,554
Current liabilities
Accounts payable and accrued expenses	217,240	266,916
Due to affiliate	23,822	18,067
Total current liabilities	241,062	284,983
Convertible note - due to Sponsor	15,000	0
Deferred underwriting fee	7,000,000	7,000,000
Total liabilities	7,256,062	7,284,983
Commitments
Common stock, subject to possible redemption or tender, 18,792,732 and 18,816,357 shares at redemption value at March 31, 2016 and December 31, 2015, respectively	188,001,896	188,163,570
Stockholders' equity:
Preferred stock, $.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Common stock, $.0001 par value; 100,000,000 shares authorized; 6,207,268 and 6,183,643 shares issued and outstanding (excludes 18,792,732 and 18,816,357 shares subject to possible redemption) at March 31, 2016 and December 31, 2015, respectively	621	618
Additional paid-in capital	6,255,338	6,093,667
Accumulated deficit	(1,255,958)	(1,094,284)
Total stockholders' equity	5,000,001	5,000,001
Total liabilities and stockholders' equity	$ 200,257,959	$ 200,448,554